Income Taxes (Captions of Net Deferred Tax Assets and Liabilities Reflected in Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Income Tax Disclosure [Abstract]
Other assets	¥ 33,962	¥ 32,041
Income taxes: Deferred	313,833	348,149
Net deferred tax liability	¥ 279,871	¥ 316,108